Plant and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 595	$ 546
Less: accumulated depreciation	(372)	(285)
Plant and equipment, net	223	261
Depreciation	76	69	1,369
Interest expense capitalized into construction in progress			8
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	36	29
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	447	436
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 112	$ 81